Fair value measurements - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Oct. 01, 2015 USD ($)	Jul. 01, 2015 USD ($)	Apr. 28, 2014	Sep. 30, 2013	Jun. 30, 2013 USD ($)
Derivative
Number of interest rate derivatives held by the Company	9	9
Amount expected to be reclassified into earnings	$ (354)
Trading Symbol	SBLK
Impairrment loss	$ 29,221	$ 321,978	$ 0
Impairment loss of assets held for use	10,684	102,578
Impairment loss of disposed assets	$ 18,537	219,400
Credit Agricole Corporate and Investment Bank $70,000 facility
Derivative
Number of interest rate derivatives held by the Company								2
Number of loan tranches	2
Credit Agricole Corporate and Investment Bank $70,000 facility | Tranche A
Derivative
Maturity date	Aug. 09, 2018
Derivative asset, Notional amount	$ 22,956							$ 26,840
Fixed rate, per annum								1.705%
Credit Agricole Corporate and Investment Bank $70,000 facility | Tranche B
Derivative
Maturity date	Nov. 09, 2018
Derivative asset, Notional amount	$ 24,131							$ 28,628
Fixed rate, per annum								1.72%
HSH Nordbank AG $35,000 facility
Derivative
Number of interest rate derivatives held by the Company						2
Percentage of debt hedged by interest rate swap agreement						50.00%
Maturity date	Sep. 28, 2018
Derivative asset, Notional amount	$ 14,177
Fixed rate, per annum						1.765%
Goldman Sachs
Derivative
Number of interest rate derivatives held by the Company							5
Maturity date	Apr. 01, 2018
Derivative asset, Notional amount	$ 412,074			$ 461,264	$ 186,307
Accumulated other comprehensive income / (loss) - Interest rate swaps	649
Quoted Prices in Active Markets for Identical Liabilities (Level 1)
Derivative
8.00% 2019 Notes fair value	$ 43,342
8.00% 2019 Notes
Derivative
Trading Symbol	SBLKL
Two newbuilding contracts
Derivative
Impairrment loss	$ 1,068
Number of newbuilding contracts terminated	2
Operating vessels sold and delivered
Derivative
Impairment loss of disposed assets		17,815
Operating vessels sold but not yet delivered
Derivative
Impairment loss of disposed assets		$ 201,585
Minimum | Goldman Sachs
Derivative
Fixed rate, per annum							1.79%
Maximum | Goldman Sachs
Derivative
Fixed rate, per annum							2.07%